Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of property, plant and Equipment, Net

	December 31,
	2020	2019

Leasehold land and buildings*	$58,646	$58,536
Leasehold improvements	17	11
Machinery and equipment	13	13
Vehicles and office equipment	141	141
Total	58,817	58,701
Impairment	(1,415)	(445)
Less: accumulated depreciation	(5,261)	(3,171)
Plant and equipment, net	$52,141	$55,085

*As of December 31, 2020, leasehold land and buildings (a) with a carrying value of $47.67 million are pledged against the banking facilities from OCBC Wing Hang Bank Limited of HK$50.00 million ($6.41 million) of the Company and (b) with a carrying value of $4.37 million are pledged against the banking facilities from United Overseas Bank Limited of HK$127.54 million ($16.35 million) of a company beneficially owned by Luk Lai Ching Kimmy (a shareholder of the Company holding 4.2% of the Company’s ordinary shares as of December 31, 2020) (see Note 8(c) and (d) above).

As of December 31, 2019, leasehold land and buildings (a) with a carrying value of $50.24 million are pledged against the banking facilities from OCBC Wing Hang Bank Limited of HK$50.00 million ($6.41 million) of the Company and (b) with a carrying value of $4.72 million are pledged against the banking facilities from United Overseas Bank Limited of HK$127.54 million ($16.35 million) of a company beneficially owned by Luk Lai Ching Kimmy (a shareholder of the Company holding 5.27% of the Company’s ordinary shares as of December 31, 2019) (see Note 8(c) and (d) above).